Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2022
Other Financial Assets Current
Schedule of other financial assets, current

	March 31,
	2021	2022
Interest accrued on term deposits	1,691	962
Security deposits (net of allowance)	14,897	12,800
Loans to joint venture (net of allowance) ( refer to note 42)	-	-
Others (includes Government Grant)	98,046	54,594
Total	114,634	68,356

Schedule of movement in allowance for doubtful security deposits

The movement in the allowance for doubtful other financial assets:	March 31,
	2021	2022
Balance at the beginning of the year	-	5,414
Provisions accrued during the year*	6,743	72,719
Amount written off during the year	(1,329)	-
Balance at the end of the year	5,414	78,133

Schedule of movement in government grant

The movement in the Government Grant during the year was as follows:

	March 31,
	2021	2022
At 1 April	218,843	98,046
Recorded/ (true up) in statement of profit or loss	7,883	(14,631)
Received during the year	(128,735)	(28,821)
Effect of movement in exchange rate	55	-
At 31 March	98,046	54,594